Annual Total Returns- Transamerica Inflation Opportunities (Class I2) [BarChart] - Class I2 - Transamerica Inflation Opportunities - I2	2015	2016	2017	2018	2019	2020
Total	(3.68%)	4.96%	4.08%	(1.95%)	8.90%	8.93%